Income tax	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
9. Income tax

The components of income tax expense recognized in the consolidated statements of income are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2018	2017	2016
Current tax (benefit) expense	$4,759	35	$2,553
Deferred tax (benefit) expense for
Change in temporary differences	3,290	4,189	3,864
Tax loss and tax credit carried forward	247	(314)	2,016
Change in valuation allowance	9	(32)	(4,561)
Total deferred tax (benefit) expense	3,546	3,843	1,319
Total income tax (benefit) expense	$8,305	3,878	$3,872

Deferred tax (benefit) expense recognized in the consolidated statements of comprehensive income as a component of other comprehensive income (“OCI”) are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2018	2017	2016
Cash flow hedge derivative instruments	$299	347	$378
Deferred tax (benefit) expense recognized in OCI	$299	347	$378

 The reconciliation of the income before tax at the statutory rate in the Marshall Islands to the actual income tax expense for each year is as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2018	2017	2016
Income before tax	$85,927	63,068	$45,249
At applicable statutory tax rate
Amount computed at corporate tax of 0%	—	—	—
Foreign tax rate differences	7,513	7,119	3,258
Permanent differences:
Amended tax return: reinstatement of tax loss carryforward	—	(1,486)	—
Tax audit or amended tax return: change in uncertain tax position	(41)	(2,228)	—
Non-deductible interest expense	875	752	5,243
Non-deductible withholding tax	838	686	782
Tax exemptions	(36)	(42)	(28)
Non-deductible other financial items	116	81	218
Other non-deductible costs	63	59	(35)
Tax credits	(1,032)	(1,031)	(1,005)
Adjustment for valuation allowance	9	(32)	(4,561)
Tax expense (benefit) for year	$8,305	3,878	$3,872

Deferred income tax assets (liabilities) are summarized as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2018	2017
Deferred tax assets:
Accrued liabilities and other payables	$196	$218
Derivative instruments	954	1,254
Other equipment	9	11
Tax credits carried forward	1,626	1,866
Tax loss carryforward	53	61
Valuation allowance	(53)	(44)

Deferred tax liabilities:
Accrued interest income	(3,837)	(3,885)
Accrued liabilities and other payables	(154)	(3)
Direct financing lease	(7,594)	(4,432)
Deferred tax assets (liabilities), net	$(8,800)	$(4,954)

The Partnership is not subject to Marshall Islands corporate income taxes. The Partnership is subject to tax for earnings of its subsidiaries incorporated in Singapore, Indonesia, Cyprus, the UK and for certain Colombian source income. For the years ended December 31, 2018 and 2017, the tax expense principally related to subsidiaries in Indonesia, Singapore and Colombia. For the year ended 2016, the tax expense principally related to subsidiaries in Indonesia and Singapore. The Singapore subsidiary’s taxable income mainly arises from internal interest income. The charterer in Colombia pays certain taxes directly to the Colombian tax authorities on behalf of the Partnership’s subsidiaries that own and operate the
Höegh Grace
. The tax payments are a mechanism for advance collection of part of the income taxes for the Colombian subsidiary and a final income tax on Colombian source income for the non-Colombian subsidiary. The Partnership concluded these third party payments to the tax authorities represent income taxes that must be accounted for under the guidance for income taxes. The amount of non-cash income tax expense was $852 and $861 for the years ended December 31, 2018 and 2017.

A valuation allowance for deferred tax assets is recorded when it is more-likely-than-not that some or all of the benefit will not be realized based on consideration of all the positive and negative evidence. As of December 31, 2016, the Indonesian subsidiary had generated taxable income for several years and was in a net deferred tax liability position. Management concluded that all deferred tax assets for the Indonesian subsidiary were more-likely-than-not to be realized as of December 31, 2016. A reduction in the valuation allowance of $32 and $4,561 was recorded to income tax expense in the consolidated statement of income for the years ended December 31, 2017 and 2016, respectively.

The Indonesian Minister of Finance introduced regulations effective for 2016 that limited the amount of interest expense that was deductible for current income taxes where the Indonesian corporate taxpayer’s debt to equity ratio exceeds 4:1. Certain industries, including the infrastructure industry, were exempted from the debt to equity ratio requirements. Although the infrastructure industry was not defined in the new regulations, additional guidance was expected to be provided during 2016. Because no subsequent guidance was issued, the Indonesian subsidiary reported its income tax expense as of December 31, 2016 and filed its 2016 tax return applying the limitations on the deductibility of interest expense. This increased taxable income, utilized all the remaining tax loss carryforward from 2014 for which a valuation allowance was recorded, and resulted in an income tax expense for an uncertain tax position for the year ended December 31, 2016. Due to the uncertainty of realizing the benefit of the 2013 tax loss carryforward, no deferred tax asset or benefit was recognized in 2013. As a result of being unable to utilize the 2013 tax loss carryforward for the 2016 taxable income, a long-term income tax liability and income tax expense of $2,228 was recognized for the uncertain tax position as of and for the year ended December 31, 2016.

Following an evaluation of how the application of the infrastructure industry exemption was being applied, it was concluded in 2017 that the infrastructure exemption did apply to the Indonesian subsidiary. Accordingly, the 2016 tax return was amended without the limitation on the deductibility of the interest expense which reduced taxable income, reinstated the amount of 2014 tax loss carryforward that had been utilized in 2016, and reversed the uncertain tax position recorded as current income tax expense for 2016. For the year ended December 31, 2017, tax benefits were recorded of $1,486 and $2,228 for the reinstatement of the tax loss carryforward and the reversal of the uncertain tax position, respectively, due to the amendment of the 2016 tax return.

As of December 31, 2017 and 2018, the infrastructure exemption was applied by the Indonesian subsidiary for the reported income tax expense. The majority of the remaining tax loss carryforward from 2014 was utilized in 2017.

In December of 2018, the Indonesian tax authorities concluded an audit of corporate income tax filings for the Indonesian subsidiary for the years ended December 31, 2013 and 2014. The outcome of the audit reduced the historical tax loss carryforward, mainly due to disallowed expenses, resulting in a settlement of $885 with respect to the unrecognized tax benefits originating in 2013. For the year ended December 31, 2018, tax benefits of $434 were recorded reflecting a reduction to the uncertain tax position originating in 2013 based on the audit's conclusion. In addition, there was an increase to the uncertain tax position of $418 for a tax position to be taken in the 2018 tax return which is not more-likely-than-not to be sustained. As of December 31, 2018, the unrecognized tax benefits were $1,725.

Benefits of uncertain tax positions are recognized when it is more-likely-than-not that a tax position taken in a tax return will be sustained upon examination based on the technical merits of the position. Changes in the unrecognized tax benefits is summarized below:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2018	2017	2016
Unrecognized tax benefits as of January 1,	$(2,626)	(398)	$(2,626)
Increase related to prior year tax positions	—	(2,228)	—
Decrease related to prior year tax positions	434	—	—
Increase related to current year tax positions	(418)	—	—
Decrease related to current year tax positions	—	—	2,228
Settlements	885	—	—
Unrecognized tax benefits as of December 31,	$(1,725)	(2,626)	$(398)

Tax loss carryforwards of $426 expire between 2020 and 2023. Tax credits carried forward of $594 and $1,032 expire in 2019 and 2020, respectively. The tax returns of Singapore and Indonesia are subject to examination for four years and five years, respectively, from the year of filing. For Colombia, tax returns are subject to examination for three years from the due date of the return. The tax returns from the years 2015 and subsequent years remain subject to review for Indonesia and Singapore. For Colombia, tax returns from the years 2016 and subsequent years remain subject to review. Refer to note 22.